Related Party Transactions and Balances (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions and Balances (Details) [Line Items]
Ownership description		During fiscal year 2021, the Company purchased health products of $3,907 from Furuikang biomedical Technology (Zhejiang) Co., Ltd. (“Furuikang”). The shareholder of Furuikang is a beneficial owner of the Company. The transactions are arm-length transactions. As of December 31, 2021, the amount due from Mr. Zhiyong Tang, the Company’s Chief Executive Officer, was $5,941. This amount was advanced travel fees and non-interest bearing. During the fiscal year 2021, the Company and Ms. Yuan Shen had agreed to offset the advanced loan of $91,954 provided in fiscal year 2020 with the balance due to Ms. Yuan Shen. After the offsetting, the amount due to Mr. Yuan Shen was $119,210 (Refer to Note 18.2). The amount was non-interest bearing and due on demand.
Due from related parties		$ 5,941
Payables to related party		3,907
Advanced payment	$ 4,616
Rental tax	32,845
Due from related parties	1,325
Due to related parties	123,785
Accounts receivables		6,929,529
Related parties		5,941
Due to related parties	123,785	123,117	$ 281,369
Yuvan Shen [Member]
Related Party Transactions and Balances (Details) [Line Items]
Advanced loan			$ 91,954
Due to related parties		123,117
Zhiyong Tang [Member]
Related Party Transactions and Balances (Details) [Line Items]
Due from related parties		5,941
Yuvan Shen [Member]
Related Party Transactions and Balances (Details) [Line Items]
Due to related parties		119,210
Zhongtan Future [Member]
Related Party Transactions and Balances (Details) [Line Items]
Service fee	$ 655,227
Shares of percentage	10.00%
Accounts receivables	$ 223,944
Zhongxin [Member]
Related Party Transactions and Balances (Details) [Line Items]
Service fee	$ 291,212
Shares of percentage	22.00%
Accounts receivables	$ 149,296
Ms. Yuan Shen [Member]
Related Party Transactions and Balances (Details) [Line Items]
Advanced fund amount		119,210
Payable amount		3,907
Ms. Yuan Shen [Member] | Furuikang [Member]
Related Party Transactions and Balances (Details) [Line Items]
Due to related parties		$ 123,117